Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.58%
Alabama–2.04%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$ 305	$ 303,661
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,632,393
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	3,120	2,808,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	51,300
Series 2014, RB (Acquired 09/28/2019; Cost $2,410,793)(c)	3.50%	07/01/2026	5,023	2,862,816
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	480	475,453
Series 2016 A, RB	5.25%	08/01/2030	200	188,942
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,291,433
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,301,006
Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(d)	5.25%	01/01/2029	25	25,021
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	4,000	4,022,136
				23,962,161
American Samoa–0.09%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,019,165
Arizona–3.75%
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	4.63%	08/01/2028	1,000	990,626
Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,959,233
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(e)	6.00%	07/01/2047	1,385	1,410,558
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	310	311,680
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	570	541,316
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	757,793
Series 2019, RB(e)	5.00%	07/01/2039	4,520	4,407,694
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,225	2,188,682
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	750	759,872
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(e)	5.00%	12/15/2039	400	400,633
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(a)(f)	5.00%	09/01/2027	2,000	2,042,541
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,003
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	2,525	2,563,184
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2039	2,250	2,253,906
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	5.25%	07/01/2033	725	735,127
Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,921,329
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	2,900	2,912,862
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(e)	5.75%	07/01/2024	175	175,156
Series 2014 A, RB(e)	6.75%	07/01/2044	3,190	3,194,100
Series 2015, Ref. RB(e)	5.00%	07/01/2035	2,820	2,834,543
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(e)	5.38%	06/15/2035	3,370	3,395,014
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,460	4,424,889
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	$ 1,525	$ 1,509,469
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	180	179,797
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	765	753,101
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	302,046
Series 2019, RB(e)	5.00%	07/01/2034	400	401,078
Series 2019, RB(e)	5.00%	07/01/2039	500	489,616
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	150	143,266
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	6.13%	10/01/2052	300	178,540
				44,142,654
Arkansas–1.48%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(f)	4.50%	09/01/2049	2,000	1,979,029
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(e)(f)	4.75%	09/01/2049	7,370	7,294,608
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	8,000	8,138,857
				17,412,494
California–7.30%
California (State of); Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,576,586
California (State of) Community Choice Financing Authority (Green Bonds); Series 2022 A-1, RB(a)	4.00%	08/01/2028	16,065	16,019,154
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,889
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	910	915,135
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,483	2,455,521
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(e)(f)	8.00%	08/15/2024	4,000	4,131,968
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2038	3,345	3,360,603
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(f)	4.00%	07/15/2029	7,000	6,955,336
California (State of) Municipal Finance Authority (Waste Management, Inc.);
Series 2020, RB(a)(f)	4.80%	06/02/2025	1,500	1,500,901
Series 2022 A, RB(a)(f)	4.13%	10/01/2025	4,000	4,003,858
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(b)(c)(e)(f)	7.00%	12/01/2027	710	23,998
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(c)(e)(f)	7.50%	07/01/2032	4,950	66,825
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(c)(e)(f)	7.50%	07/01/2032	1,000	13,500
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(e)(f)	5.00%	07/01/2037	2,000	2,005,341
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	6,100	6,395,944
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,041,633
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	175	171,271
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB(a)(g)	5.25%	06/07/2024	850	850,107
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(e)	5.00%	08/01/2033	740	762,796
Series 2023, Ref. RB(e)	5.25%	08/01/2038	500	511,276
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	5,965	5,965,941
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	4.00%	06/01/2026	210	208,018
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	$ 8,238	$ 8,259,782
Series 2016 A, RB(e)	5.25%	12/01/2056	3,000	3,013,459
Series 2018 A, RB(e)	5.50%	12/01/2058	3,000	3,054,713
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	918,755
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(d)(f)	5.00%	07/01/2048	2,000	2,076,996
Palomar Health; Series 2016, Ref. RB	4.00%	11/01/2039	1,250	1,071,515
Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(d)	3.00%	08/01/2048	1,000	758,454
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,412,865
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,305	2,307,982
				85,948,122
Colorado–7.81%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,330	2,122,166
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	697	626,570
Baseline Metropolitan District No. 1; Series 2018 A-2, RB	5.13%	12/01/2028	1,500	1,492,562
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	499,209
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	464,675
Canyon Pines Metropolitan District; Series 2022 A, GO Bonds(h)	0.00%	12/01/2027	8,770	6,615,550
Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,038,870
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,036,895
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	886	777,087
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,824,972
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(e)	5.25%	04/01/2039	2,500	2,556,525
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	4,035	3,322,049
Series 2021 A, RB	5.00%	05/15/2044	1,170	813,141
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,051,805
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,833,950
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	100	94,318
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	855	688,268
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	998	994,304
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2043	2,750	2,476,878
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,171,228
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,000	999,966
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,343	1,344,117
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	2,185	2,172,401
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,414,719
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,585,803
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	594,205
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	575	564,209
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	650	639,630
Series 2024 A-2, RB	6.50%	12/01/2043	400	393,866
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,253	1,290,931
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,505,018
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	956,983
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	803,512
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,216,425
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,090,448
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,232,096
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,220,700
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	$ 540	$ 463,159
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	1,670	1,481,078
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,412,819
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,212,223
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,127,260
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,617,466
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	3,445	2,985,067
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,365,997
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,466,869
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB	6.13%	12/01/2039	550	557,279
Series 2024, RB	5.63%	12/01/2043	1,000	1,013,060
Trails at Crowfoot Metropolitan District No. 3;
Second Series 2019 A, GO Bonds	4.38%	12/01/2030	620	600,446
Second Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	974,251
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,303,640
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	803	628,771
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,682,450
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	152,928
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	546,948
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	883,067
				92,000,829
Delaware–0.14%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	1,633	1,617,658
District of Columbia–2.09%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	725	715,403
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,508,857
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,281,612
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	20,465	21,124,395
				24,630,267
Florida–6.94%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,109)(c)	5.63%	11/15/2029	185	155,888
Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(c)	6.00%	11/15/2029	1,000	846,986
Series 2014, RB (Acquired 01/17/2020; Cost $1,410,044)(c)	6.00%	11/15/2034	1,500	1,127,299
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $965,000)(c)(e)	5.00%	11/15/2061	965	621,477
Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000)(c)(e)	6.50%	11/15/2033	100	84,314
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	1,030	1,038,152
Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	10,000	10,025,940
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(f)	6.75%	04/01/2025	35	35,083
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(e)	6.13%	06/15/2044	150	151,113
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	864,752
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB (Acquired 06/15/2018; Cost $734,961)(b)(c)	4.00%	07/01/2028	750	8,925
Series 2018 B, RB (Acquired 06/15/2018; Cost $612,816)(b)(c)	4.25%	07/01/2033	625	7,438
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2041	465	431,298
Series 2021, RB(e)	3.25%	06/01/2031	230	202,988
Series 2021, RB(e)	5.00%	06/01/2041	1,295	1,201,141
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	825	789,167
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	6,310	6,122,949
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(e)	6.25%	12/15/2043	$ 2,135	$ 2,139,466
Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB(e)	5.63%	06/15/2044	410	415,939
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(f)	5.00%	10/01/2029	780	792,303
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,795,033
Florida Development Finance Corp.; Series 2023, RB(a)(e)(f)	6.13%	07/01/2026	2,000	2,048,571
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2022, Ref. RB(a)(e)(f)	8.25%	08/15/2024	8,000	8,230,522
Series 2024, Ref. RB(a)(e)(f)	12.00%	07/15/2028	2,500	2,600,000
Series 2024, Ref. RB (INS - AGM)(d)(f)	5.00%	07/01/2044	4,000	4,119,894
Series 2024, Ref. RB(f)	5.25%	07/01/2047	4,500	4,635,543
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(e)	5.25%	06/15/2029	1,000	1,019,891
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	3,000	2,987,279
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,250	1,359,145
Hobe-St. Lucie Conservancy District; Series 2024, RB	4.75%	05/01/2031	880	891,709
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,595	3,577,915
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	440	435,709
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,217,394
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(e)	5.50%	07/01/2026	5,000	4,917,496
Miami-Dade (County of), FL;
Series 2014, Ref. RB(f)	5.00%	10/01/2031	3,300	3,304,347
Series 2014, Ref. RB(f)	5.00%	10/01/2032	5,000	5,006,549
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	5	5,000
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	955	956,764
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	2,500	2,294,715
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(c)(e)(f)	5.88%	01/01/2033	2,855	2,734,626
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.38%	05/01/2044	500	494,853
				81,695,573
Georgia–1.62%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	810,819
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	4,952,840
Cobb (County of), GA Development Authority (Northwest Classical Academy); Series 2023, RB(e)	5.20%	06/15/2033	1,000	1,010,546
Conyers (City of), GA (Salem Gate); Series 2024, RB	5.38%	03/01/2036	2,870	2,798,807
DeKalb (County of), IL Development Authority (The Globe Academy, Inc.);
Series 2024 A, RB	5.00%	06/01/2040	400	405,019
Series 2024 A, RB	5.00%	06/01/2045	415	415,893
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,891,046
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	245	246,817
Main Street Natural Gas, Inc.;
Series 2022 C, RB(a)(e)	4.00%	11/01/2027	2,200	2,162,373
Series 2023 B, RB(a)	5.00%	03/01/2030	2,000	2,102,238
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,250	2,222,903
				19,019,301
Guam–0.48%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,027,565
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,658,491
				5,686,056
Idaho–0.71%
Avimor Community Infrastructure District No. 1 (Assessment Area Five); Series 2024, RB(e)	5.88%	09/01/2053	2,000	2,041,735
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	$ 825	$ 822,171
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	130	129,908
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	1,900,256
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	340	350,408
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	540,090
Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,418,946
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,386
				8,333,900
Illinois–5.03%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	690	668,816
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(e)	4.00%	12/01/2028	1,240	1,155,570
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	484,088
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	501,573
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	523,733
Chicago (City of), IL;
Series 2015 A, GO Bonds	5.50%	01/01/2034	1,350	1,359,164
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,036,662
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,558,110
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(f)	5.00%	01/01/2030	5,290	5,280,782
Series 2017 G, RB(f)	5.25%	01/01/2031	350	359,680
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	850	849,939
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2041	5,000	4,561,374
Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	245	213,336
Series 2021, RB(e)	4.38%	04/01/2041	930	744,169
Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,168,030
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,816,509
Illinois (State of) Finance Authority;
Series 2007, RB	5.40%	04/01/2027	110	108,745
Series 2023, RB(a)(e)(f)	7.38%	09/01/2033	5,000	5,396,823
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	175	175,118
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,188,260)(c)	5.00%	11/01/2027	2,065	2,003,888
Series 2019 A, Ref. RB (Acquired 09/08/2022; Cost $1,885,670)(c)	5.00%	11/01/2035	2,020	1,797,851
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,081	575,676
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(g)	5.00%	05/15/2025	55	55,593
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	2,000	1,878,864
Series 2019 A, RB(e)	6.13%	04/01/2049	3,000	2,908,613
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,731,109
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,115	1,100,636
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	25	25,011
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,015
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	760	721,962
Yorkville (United City of), IL (Raintree Village); Series 2013, Ref. RB	4.60%	03/01/2025	315	312,311
				59,213,750
Indiana–0.99%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	300	281,119
Indiana (State of) Finance Authority (Good Samaritan Hospital);
Series 2016 A, RB	5.00%	04/01/2037	200	200,783
Series 2016 A, RB	5.50%	04/01/2046	5,785	5,820,925
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	500	500,337
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	$ 1,580	$ 1,568,680
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,889,293
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(e)	5.10%	01/01/2032	465	416,979
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(a)(f)	4.40%	06/10/2031	1,000	990,345
				11,668,461
Iowa–1.86%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	501,552
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	633,744
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,904,271
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB	5.00%	12/01/2050	5,410	5,649,685
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,178,529
				21,867,781
Kansas–0.42%
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	120	102,470
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB (Acquired 05/01/2017; Cost $499,278)(b)(c)	4.25%	12/01/2024	500	105,000
Series 2016 II-A, RB (Acquired 06/24/2016-11/06/2019; Cost $1,846,674)(b)(c)	5.00%	12/01/2031	1,800	378,000
Series 2016 II-A, RB (Acquired 06/24/2016-02/20/2018; Cost $1,013,149)(b)(c)	5.25%	12/01/2036	1,000	210,000
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	765	737,124
Series 2019, Ref. RB	5.00%	05/15/2027	2,330	2,267,775
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,175,543
				4,975,912
Kentucky–0.39%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	320	322,525
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,181,031
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	925	831,231
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,005,504
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	260	256,961
				4,597,252
Louisiana–1.42%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	3,660	3,796,230
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,645	1,669,518
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB (Acquired 11/03/2021; Cost $874,401)(b)(c)(e)	5.00%	06/01/2031	815	489,000
Series 2021, RB (Acquired 11/03/2021; Cost $1,734,351)(b)(c)(e)	5.00%	06/01/2041	1,640	984,000
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(f)	5.00%	01/01/2040	7,700	7,713,810
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	2,000	2,029,468
				16,682,026
Maryland–0.34%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,157,897
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,099,399
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	425	413,873
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	335	336,758
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	30	30,217
				4,038,144
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–0.97%
Ashland (Town of), MA; Series 2022, GO Bonds	4.00%	08/01/2042	$ 1,000	$ 1,001,266
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	4.00%	10/01/2026	100	98,969
Series 2018, Ref. RB	4.00%	10/01/2027	150	149,014
Series 2018, Ref. RB	4.25%	10/01/2028	320	320,007
Series 2018, Ref. RB	4.38%	10/01/2029	385	385,024
Series 2018, Ref. RB	4.50%	10/01/2030	690	690,065
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	4,280	4,288,550
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	750	732,158
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	653,749
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,544,065
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2047	1,500	1,500,806
				11,363,673
Michigan–1.81%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	1,210	1,161,075
Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,215,259
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	2,500	1,975,994
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,100	1,100,997
Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,846,256
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	990	947,203
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2024, RB	5.25%	02/29/2040	1,000	1,080,430
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,515	1,220,906
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,051,718
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,880	2,483,524
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	690	660,172
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	5,610	5,591,250
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB (Acquired 09/30/2016; Cost $992,159)(b)(c)(e)	5.00%	07/01/2026	980	920,770
				21,255,554
Minnesota–1.35%
Bethel (City of), MN (Ecumen Obligated Group);
Series 2024, Ref. RB	5.25%	03/01/2034	750	751,943
Series 2024, Ref. RB	6.13%	03/01/2044	1,500	1,504,737
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	3.50%	07/01/2027	380	366,958
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	100	98,526
Series 2015, RB	5.75%	07/01/2046	1,400	1,259,610
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	845	641,397
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB(a)(g)	4.38%	07/01/2024	455	455,132
Series 2017, RB(a)(g)	5.00%	07/01/2024	1,000	1,000,766
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,598,660
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,028,012
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	515	518,652
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,106,386
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	2,012,279
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	999,405
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(b)(c)(e)	6.00%	07/01/2027	1,927	192,740
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	$ 140	$ 142,177
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,205	1,211,147
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	625	625,487
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	218,520
Series 2018, Ref. RB	4.13%	10/01/2033	250	212,857
				15,945,391
Mississippi–0.71%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,350	3,085,494
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	3,870	3,826,103
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,575	1,387,251
				8,298,848
Missouri–0.96%
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,039
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,485	1,422,570
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	145	141,185
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,859,309
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	855	797,832
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	980,923
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	776,539
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,000	911,245
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,501,924
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	385	377,989
Series 2020, RB	4.13%	11/01/2038	2,500	2,393,610
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	145	139,788
				11,332,953
Montana–0.21%
Montana Board of Housing (Baxter Apartments Projects); Series 2023, RB(a)	6.00%	06/01/2025	2,500	2,514,085
Nevada–0.17%
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.00%	12/01/2039	400	402,442
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	335	310,136
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2037	500	500,494
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.50%	06/01/2037	745	741,408
				1,954,480
New Hampshire–0.96%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	3,455	2,782,035
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	3,915	3,631,168
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $991,000)(b)(c)(e)	5.25%	07/01/2027	991	99
Series 2017 B, RB (Acquired 06/12/2017; Cost $909,719)(b)(c)(e)	4.13%	07/01/2024	910	91
New Hampshire (State of) Housing Finance Authority; Series 2024-1A, RB	4.25%	07/20/2041	2,974	2,856,837
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(e)	5.63%	12/15/2033	$ 1,000	$ 1,014,555
Series 2024, RB(e)	6.25%	12/15/2038	1,000	1,014,586
				11,299,371
New Jersey–0.71%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	205	205,251
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	330	329,057
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,105	1,094,718
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,275	1,275,330
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	165	164,842
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	715	598,828
Series 2008 A, RB(h)	0.00%	12/15/2035	1,000	621,878
Series 2009 A, RB(h)	0.00%	12/15/2032	1,465	1,041,766
Series 2018 A, RN(i)(j)	5.00%	06/15/2029	990	1,012,586
Series 2018 A, RN(i)(j)	5.00%	06/15/2030	2,010	2,052,260
				8,396,516
New Mexico–0.10%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,172,492
New York–8.42%
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2032	1,385	1,375,028
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $387,536)(b)(c)(e)	5.00%	10/01/2028	375	180,000
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $2,471,850)(b)(c)(e)	5.00%	10/01/2038	2,445	1,173,600
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(f)(k)	5.25%	12/31/2033	3,000	2,731,560
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(f)(k)	5.50%	12/31/2040	5,000	4,201,610
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	325,250
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(e)	5.25%	06/15/2043	525	525,737
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,981,406
Metropolitan Transportation Authority; Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,043,525
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 01/19/2016-02/28/2018; Cost $1,089,980)(b)(c)	5.00%	01/01/2058	967	289,667
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(b)(c)(e)	9.00%	01/01/2041	445	445,000
New York & New Jersey (States of) Port Authority; One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	2,000	1,941,205
New York (City of), NY Municipal Water Finance Authority; Series 2023 D, Ref. RB	4.13%	06/15/2047	3,000	2,951,011
New York (City of), NY Transitional Finance Authority;
Series 2024 F-1, RB	5.00%	02/01/2045	5,000	5,400,988
Series 2024, RB	5.00%	05/01/2041	3,000	3,297,794
New York (State of) Dormitory Authority; Series 2024 A, Ref. RB	5.50%	07/01/2054	7,000	7,863,235
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,265,952
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	35	35,000
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	2,900	2,899,883
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	855	871,409
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,825	2,864,888
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	5,400	5,437,910
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(f)	5.25%	08/01/2031	$ 2,755	$ 2,898,188
Series 2023, RB(f)	5.50%	06/30/2038	2,000	2,178,950
Series 2023, RB(f)	5.50%	06/30/2039	1,000	1,085,582
Series 2023, RB(f)	5.50%	06/30/2040	875	945,359
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	4,220	4,221,356
Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,680	8,680,885
Series 2021, Ref. RB(f)	3.00%	08/01/2031	545	509,449
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2032	4,315	4,451,571
Series 2018, RB(f)	5.00%	01/01/2034	6,500	6,705,074
Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,301,488
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(f)	5.63%	04/01/2040	2,500	2,727,444
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	1,400	1,481,248
Suffolk Regional Off-Track Betting Co.;
Series 2024, RB	5.00%	12/01/2034	1,600	1,652,024
Series 2024, RB	5.75%	12/01/2044	1,500	1,551,060
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	300,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	300,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,019,858
				99,111,194
North Dakota–0.29%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	420	415,943
Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	2,997,149
				3,413,092
Ohio–2.54%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	2,014,812
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,470	2,213,217
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	600,419
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,001,369
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	485,118
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2037	5,470	5,527,225
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,450,249
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	1,950	1,866,312
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,700	1,658,560
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	1,000	976,110
Series 2013, RB	5.00%	02/15/2044	4,880	4,477,355
Series 2013, RB	5.00%	02/15/2048	5,300	4,776,781
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	2,290	2,292,071
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	495	495,021
Youngstown Metropolitan Housing Authority; Series 2014, RB	4.00%	12/15/2024	65	64,974
				29,899,593
Oklahoma–0.93%
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(e)	5.25%	06/15/2034	700	697,827
Series 2024, RB(e)	6.00%	06/15/2044	1,000	1,006,898
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGM)(d)	4.00%	08/15/2048	2,430	2,193,920
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	$ 2,000	$ 2,001,457
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2025	5,000	5,038,549
				10,938,651
Oregon–0.00%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,008
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	5	5,006
				40,014
Pennsylvania–1.77%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	645	665,867
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2028	810	817,551
Series 2018, RB(e)	5.00%	05/01/2033	500	503,588
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	623,269
Series 2018, Ref. RB	5.00%	12/01/2030	910	902,048
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(c)(l)(m)	5.00%	06/30/2027	350	63,025
Series 2013, RB(l)(m)	5.00%	06/30/2027	193	34,713
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	10,080	10,107,472
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,630	1,754,246
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(e)	5.00%	03/15/2045	1,885	1,574,330
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	650	622,215
Series 2019 A, RB	5.00%	06/15/2039	1,840	1,759,370
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	476,467
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	947,083
				20,851,244
Puerto Rico–8.32%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	10,205	10,257,748
Series 2002, RB	5.63%	05/15/2043	7,645	7,735,588
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(h)(l)	0.00%	08/01/2024	10,675	0
Series 2011, RB(h)(l)	0.00%	08/01/2025	17,475	0
Series 2011, RB(h)(l)	0.00%	08/01/2026	6,495	0
Series 2011, RB(h)(l)	0.00%	08/01/2028	37,400	0
Series 2011, RB(l)	5.50%	08/01/2031	54,770	1
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	4,395	4,109,842
PRHTA Custodial Trust; Series 2023, RB(b)	5.75%	12/06/2049	216	77,092
PRPBA Custodial Trust; Series 2022, RB(h)	0.00%	03/15/2049	278	3,625
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	887	883,776
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,034	1,351,192
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,990,305
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,299,914
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	4,000	3,718,105
Subseries 2022, RN(h)	0.00%	11/01/2043	7,515	4,668,765
Subseries 2022, RN(h)	0.00%	11/01/2051	2,048	1,292,519
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	337	337,534
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	$ 100	$ 99,631
Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	154,812
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,090
Series 2007 TT, RB(b)	5.00%	07/01/2037	500	132,500
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,434,905
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,696,231
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	984,654
Series 2010 AAA, RB(b)	5.25%	07/01/2028	5,685	1,506,525
Series 2010 CCC, RB(b)	5.25%	07/01/2026	3,520	932,800
Series 2010 XX, RB(b)	5.25%	07/01/2027	250	66,250
Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	312,700
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	596	586,968
Series 2023 A, RB	6.63%	01/01/2028	4,548	4,467,468
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,075	1,081,894
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	306,956
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2024	211	210,373
Series 2018 A-1, RB(h)	0.00%	07/01/2027	1,027	915,753
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,003	829,317
Series 2018 A-1, RB(h)	0.00%	07/01/2033	11,167	7,808,519
Series 2018 A-1, RB	4.50%	07/01/2034	2,662	2,667,743
Series 2018 A-1, RB	4.55%	07/01/2040	538	541,844
Series 2018 A-1, RB(h)	0.00%	07/01/2046	13,831	4,430,108
Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,268	2,679,950
Series 2019 A-2, RB	4.33%	07/01/2040	7,975	7,950,047
Series 2019 A-2, RB	4.54%	07/01/2053	163	156,533
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,176,576
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,966,278
				97,988,431
Rhode Island–0.70%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,271
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2049	3,650	3,818,141
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,133
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	4,175	4,177,357
				8,270,902
South Carolina–0.94%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	2,500	2,644,814
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	825	792,516
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024 A, RB	5.25%	11/01/2044	4,750	5,226,896
South Carolina (State of) Public Service Authority; Series 2014 A, RB	5.50%	12/01/2054	2,450	2,446,081
				11,110,307
Tennessee–2.02%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	4,595	4,415,252
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,625,148
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	265,272
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	865	852,665
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,005,244
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,995,192)(b)(c)(e)	5.25%	04/01/2028	$ 2,000	$ 526,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	205	169,561
Series 2013 A, Ref. RB	5.50%	09/01/2047	200	158,196
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,680,174
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,475	1,213,652
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,579,539
Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,295,792
				23,786,495
Texas–9.19%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	255	251,155
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2023, RB(a)(e)	4.88%	06/15/2026	1,000	1,006,748
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(e)	5.00%	06/01/2033	3,790	3,877,510
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.50%	08/15/2039	1,500	1,468,594
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,350	1,229,905
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,604,572
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,795,821
Series 2021, RB	5.00%	08/15/2041	900	818,567
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(e)	5.25%	02/15/2033	1,950	1,980,642
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	500	494,703
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,235	1,236,530
Austin (City of), TX; Series 2014, RB(f)	5.00%	11/15/2044	4,000	4,005,756
Austin (City of), TX (Travis, Williamson and Hays Counties); Series 2017 B, RB(f)	5.00%	11/15/2046	4,500	4,516,827
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2026	250	249,688
Series 2018, Ref. RB	5.00%	07/15/2026	1,000	998,754
Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,582,303
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(f)	7.00%	03/01/2039	385	356,959
Series 2019, RB(e)(f)	9.00%	03/01/2039	2,035	2,125,746
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(e)(f)	3.63%	07/01/2026	7,000	6,588,601
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,034,902
Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	97,360
Series 2021, RB(e)	4.75%	09/15/2031	100	95,334
Series 2021, RB(e)	5.25%	09/15/2051	500	472,094
Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	545,546
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,331
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,005,124
Houston (City of), TX;
Series 2011, Ref. RB(f)	6.50%	07/15/2030	1,450	1,451,007
Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,004,424
Series 2015 B-1, RB(f)	5.00%	07/15/2030	5,000	5,016,413
Series 2015 B-1, RB(f)	5.00%	07/15/2035	7,700	7,720,293
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	5.00%	07/01/2029	1,500	1,500,138
Series 2020 A, Ref. RB(f)	5.00%	07/01/2027	2,325	2,357,314
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	572,875
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(b)	5.00%	02/15/2035	220	2,200
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,455,835
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	$ 2,915	$ 2,695,811
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,510,848
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	5,280	5,088,410
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(e)	12.00%	12/01/2028	4,000	4,474,559
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,015,769
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,327,801
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,035,985
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 B3, RB	4.25%	10/01/2026	1,100	1,092,011
Series 2022, RB	5.50%	10/01/2027	2,500	2,464,041
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	1,000	900,597
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(e)(f)	2.50%	01/01/2030	2,150	1,913,393
Series 2021, RB(e)(f)	2.63%	01/01/2031	800	701,997
Series 2024, RB(e)(f)	5.00%	01/01/2039	1,000	1,000,000
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(g)	6.75%	11/15/2024	50	50,592
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	60	59,823
Series 2016, RB	5.38%	09/15/2030	665	651,007
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	550,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(c)	6.38%	02/15/2041	3,000	1,650,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	4.00%	11/15/2027	625	596,830
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	969,917
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 09/14/2021; Cost $2,474,779)(b)(c)	5.75%	12/01/2054	2,355	1,483,547
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(f)	5.00%	12/31/2040	2,065	2,071,279
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	15	15,078
				108,179,866
Utah–2.64%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,050	955,962
Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,532,135
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(e)	5.63%	12/01/2043	2,000	2,023,535
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	1,689,836
Series 2021, GO Bonds(e)	4.50%	06/01/2051	2,500	1,767,914
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.25%	08/01/2035	1,645	1,569,460
Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,123,272
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,029,069
Olympia Public Infrastructure District No. 1; Series 2024 A-2, RB(e)	5.13%	12/01/2029	4,000	3,952,286
Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(e)	6.75%	07/01/2035	2,500	2,498,415
UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	3,000	2,698,908
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(e)	4.25%	06/15/2027	1,395	1,328,920
Series 2022, RB(e)	4.50%	06/15/2032	2,000	1,831,255
Series 2022, RB(e)	5.00%	06/15/2037	2,515	2,281,290
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	110	106,986
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	$ 500	$ 481,026
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,217,726
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	3,000	2,956,166
				31,044,161
Virginia–0.71%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	230,246
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,412,284
Roanoke (County of), VA Economic Development Authority (Richfield Living); Series 2019 A, Ref. RB	4.75%	09/01/2029	355	330,852
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	2,310	2,261,930
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	4,000	4,147,163
				8,382,475
Washington–1.05%
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	100	103,036
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	85	84,998
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,015
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,700	1,680,051
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,475,991
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	340	329,779
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,607,197
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,417,581
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	760	708,076
				12,411,724
West Virginia–0.83%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(e)	5.75%	06/01/2042	1,000	699,986
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	5.75%	06/01/2043	1,000	1,045,615
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2026	1,000	1,002,377
Series 2015, Ref. RB	4.00%	07/01/2035	190	165,660
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	1,925	1,915,023
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(e)(f)	6.75%	02/01/2026	1,000	700,000
Series 2018, RB(b)(e)(f)	8.75%	02/01/2036	320	256,000
West Virginia (State of) Economic Development Authority (Allegheny Metallurgical Project); Series 2023, RB(a)(f)	4.75%	08/01/2024	4,000	4,004,494
				9,789,155
Wisconsin–4.38%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	671,721
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	163,439
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,206,291
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	922,967
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,011,123
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2022 B, RB(e)	7.00%	02/01/2028	$ 700	$ 692,118
Series 2022, RB(e)	5.38%	06/01/2037	670	673,232
Series 2023 A, Ref. RB(e)	5.75%	10/01/2043	1,775	1,787,486
Series 2024, RB(e)	5.50%	12/15/2028	4,800	4,801,716
Series 2024, RB(e)	12.00%	05/16/2029	1,315	1,313,338
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(c)(e)	6.25%	10/01/2031	2,000	200,000
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	462,105
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(b)(e)	6.25%	08/01/2027	500	390,000
Series 2017, RB(b)(e)	6.75%	08/01/2031	500	365,000
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	493,371
Series 2021 A, RB(e)	5.00%	06/15/2041	615	533,358
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	998,799
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	391,026
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $1,500,000)(b)(c)(e)	5.75%	11/01/2024	1,500	825,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	4,111,290
Series 2020, RB(e)	7.00%	02/01/2025	90	89,646
Series 2022 A, RB(e)	6.13%	02/01/2039	4,175	3,982,514
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(e)(h)	0.00%	12/01/2028	6,000	4,187,060
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(h)	0.00%	09/01/2029	3,000	2,055,352
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,280	1,246,984
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(e)	5.00%	06/01/2041	2,300	2,302,958
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,591,140
Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	150	132,377
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	415	402,288
Series 2019, RB(e)	5.00%	06/15/2039	440	429,993
Series 2019, RB(e)	5.00%	06/15/2049	540	500,067
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	4,698,130
Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,446,880
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(e)	6.00%	07/15/2043	690	717,436
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(e)(g)	4.00%	04/01/2032	10	10,194
Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(e)	4.00%	06/01/2036	1,500	1,360,848
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	4.50%	06/15/2032	500	493,036
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	1,000	888,010
				51,548,293
Total Municipal Obligations (Cost $1,197,772,403)				1,148,810,466
U.S. Dollar Denominated Bonds & Notes–0.15%
California–0.06%
CalPlant I LLC; Exit Facility(e)	15.00%	07/01/2025	770	787,109
Puerto Rico–0.09%
AES Puerto Rico, Inc.(l)	12.50%	03/04/2026	1,057	1,024,841
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,798,367)				1,811,950
			Shares
Common Stocks & Other Equity Interests–0.00%
Resolute Forest Products, Inc. (Cost $9,595)(l)			6,757	9,595
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Shares	Value

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)	100,023	$ 0
TOTAL INVESTMENTS IN SECURITIES(n)–97.73% (Cost $1,199,580,365)		1,150,632,011
FLOATING RATE NOTE OBLIGATIONS–(0.17)%
Notes with interest and fee rate of 3.92% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 06/15/2030(o)		(2,000,000)
OTHER ASSETS LESS LIABILITIES–2.44%		28,705,572
NET ASSETS–100.00%		$1,177,337,583
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $16,615,553, which represented 1.41% of the Fund’s Net Assets.
(c)	Restricted security. The aggregate value of these securities at May 31, 2024 was $23,072,670, which represented 1.96% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $342,376,196, which represented 29.08% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $2,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $3,064,846 are held by TOB Trusts and serve as collateral for the $2,000,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,148,712,727	$97,739	$1,148,810,466
U.S. Dollar Denominated Bonds & Notes	—	787,109	1,024,841	1,811,950
Common Stocks & Other Equity Interests	—	—	9,595	9,595
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,149,499,836	1,132,175	1,150,632,011
Other Investments - Assets
Investments Matured	—	3,873,112	3,735,000	7,608,112
Total Investments	$—	$1,153,372,948	$4,867,175	$1,158,240,123
Invesco Short Duration High Yield Municipal Fund